Related Parties Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

11. RELATED PARTIES TRANSACTIONS

The related parties of the company with whom transactions are reported in these financial statements are as follows:

Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the "BioFirst")	Entity controlled by controlling beneficiary shareholder of Yuangene
BioFirst (Australia) Pty Ltd. (the "BioFirst (Australia)")	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Lion Arts Promotion Inc. (the "LION")	Controlling shareholder of BioLite Inc.
LionGene Corporation (the "LionGene")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the "Rgene")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of Yuangene
Yuangene Corporation (the "Yuangene")	Controlling beneficiary shareholder of the Company
AsianGene Corporation (the "AsianGene")	Shareholder; entity controlled by controlling beneficiary shareholder of Yuangene
Keypoint Technology Ltd. (the "Keypoint')	The Chairman of Keypoint is Eugene Jiang's mother.
Yoshinobu Odaira (the "Odaira")	Director of the Company
GenePharm Inc. (the "GenePharm")	Mr. George Lee, the Director and Chairman of Biokey, is the Chairman of Genepharm.
Mr. Tsung-Shann Jiang, Ms. Shu-Ling Jiang and Mr. Eugene Jiang (the "Jiangs")

Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the chairman and CEO of the BioLite Inc. and the President and a member of board of directors of BioFirst,

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang's wife, is a member of board of directors of the Company and the chairman of LION and BioFirst.

Mr. Eugene Jiang is Mr. and Ms. Jiang's son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Accounts receivable – related parties

Accounts receivable due from related parties consisted of the following as of the periods indicated:

	March 31,	December 31,
	2019	2018
GenePharm Inc.	$142,265	$-
Total	$142,265	$-

Due from related parties

Amount due from related parties consisted of the following as of the periods indicated:

	March 31,	December 31,
	2019	2018
Rgene Corporation	$17,550	$19,477
BioFirst (Australia)	$40,675	$40,000
Total	$58,225	$59,477

Due to related parties

Amount due to related parties consisted of the following as of the periods indicated:

	March 31,	December 31,
	2019	2018
Lion Arts Promotion Inc.	$64,964	$65,495
LionGene Corporation	430,940	458,348
BioFirst Corporation	6,248,105	6,428,643
AsianGene Corporation	160,000	160,000
YuanGene Corporation	92,690	92,690
The Jiangs	598,085	539,920
Total	$7,594,784	$7,745,096

Related party transactions

(1)	On January 26, 2017, BriVision and BioFirst entered into a loan agreement for a total commitment (non-secured indebtedness) of $950,000 to meet its working capital needs. On February 2, 2019, BriVision and BioFirst agreed to extend the remaining loan balance of $693,000 for one year matured on February 1, 2020. Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to pay interest monthly to the lender. As of March 31, 2019 and December 31, 2018, the outstanding loan balance is $233,000 and $692,980, and accrued interest was $11,971 and $281, respectively. Interest expenses in connection with this loan were $11,710 and $9,500 for the three months ended March 31, 2019 and 2018, respectively.

(2)	On September 28, 2017, October 31, 2017, and November 13, 2017, BioLite Taiwan and BioFirst entered into three loan agreements for a total amount of NTD$27,800,000, equivalent to $900,720, to meet its working capital needs. Under the terms of the loan agreements, the loans bear interest at 1% per month (or equivalent to 12% per annum). BioLite Taiwan repaid NTD$7,500,000, equivalent to $243,000, of the loan in 2018. The remaining balance was NTD$20,300,000, equivalent to $657,720 with the interest rate and term remain unchanged. The three loans will be matured on September 27, 2019, October 30, 2019, and November 12, 2019, respectively. As of March 31, 2019 and December 31, 2018, the outstanding loan balance was $657,720 and $663,810, and accrued interest was $146,274 and $127,976, respectively. Interest expenses in connection with this loan were $19,472 and $28,500 for the three months ended March 31, 2019 and 2018, respectively.

(3)	On April 12, 2017, BioLite BVI and BioFirst entered into a loan agreement for NTD$30,000,000, equivalent to $972,000 to meet its working capital needs. Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum). BioLite BVI and BioFirst extended the loan with the same interest rate and amount for one year. The loan will be matured on May 11, 2019. As of March 31, 2019 and December 31, 2018, the outstanding loan balance was $972,000 and $981,000, and accrued interest was $250,771 and $222,000, respectively. Interest expenses in connection with this loan were $28,771 and $29,978 for the three months ended March 31, 2019 and 2018, respectively.

(4)	On July 24, 2017, BriVision entered into a collaborative agreement (the "BioFirst Collaborative Agreement") with BioFirst (See Note 4). On September 25, 2017, BioFirst has delivered all research, technical, data and development data to BriVision, and the Company has recorded the full amount of $3,000,000 due to BioFirst. No payment has been made by the Company as of the date of this prospectus.

(5)	As of March 31, 2019, BioFirst has also advanced funds to the Company for working capital purpose. The advances bear 0% interest rate and are due on demand. As of March 31, 2019, the outstanding advance balance was $517,949.

(6)	In September 2017, AsianGene entered an investment and equity transfer agreement (the "Investment and Equity Transfer Agreement") with Everfront Biotech Inc. (the "Everfront"), a third party. Pursuant to the Investment and Equity Transfer Agreement, Everfront agreed to purchase 2,000,000 common shares of the Company owned by AsianGene at $1.60 per share in a total amount of $3,200,000, of which $160,000 is due before September 15, 2017 and the remaining amount of $3,040,000 is due before December 15, 2017. AsianGene also agreed to loan the proceeds to the Company for working capital purpose. The non-secured loan bears 0% interest rate and is due on demand. As of March 31, 2019 and December 31, 2018, the outstanding loan balance was $160,000 and accrued interest was $17,600 and $12,866, respectively. Interest expenses in connection with this loan were $4,734 and $3,945 for the three months ended March 31, 2019 and 2018, respectively.

(7)	As of March 31, 2019 and December 31, 2018, YuanGene Corporation has advanced an aggregate amount of $42,690 to the Company for working capital purpose. The advances bear 0% interest rate and are due on demand.

(8)	On January 18, 2018, the Company and YuanGene entered into a loan agreement for a total of $50,000 to meet its working capital needs. Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to pay interest monthly to the lender. The maturity date of this loan is January 19, 2019. As of March 31, 2019 and December 31, 2018, the outstanding loan balance was $50,000 and accrued interest was $7,200 and $5,721, respectively. Interest expenses in connection with this loan were $1,479 and $1,200 for the three months ended March 31, 2019 and 2018, respectively.

(9)	On June 27, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Keypoint Note") in the aggregate principal amount of $250,000 to Keypoint Technology Ltd. ("Keypoint") (See Note 8). The Company received $250,000 which bears interest at 8% per annum. Interest expenses in connection with this Keypoint Note were $5,000 and $0 for the three months ended March 31, 2019 and 2018, respectively.

(10)	On August 25, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Odaira Note") in the aggregate principal amount of $250,000 to Yoshinobu Odaira ("Odaira") (See Note 8). The Company received $250,000 on November 29, 2018 which bears interest at 8% per annum. Interest expense in connection with this Odaira Note was $5,000 and $0 for the three months ended March 31, 2019 and 2018, respectively.

(11)	As of March 31, 2019, Mr. Tsung-Shann Jiang and Ms. Shu-Ling Jiang have also advanced funds to the Company for working capital purpose. The advances bears interest at 1% per month (or equivalent to 12% per annum) and are due on demand. As of March 31, 2019, the outstanding advance balance was $157,140 and the accrued interest was $10,454.

(12)	As of March 31, 2019, LION, LionGene, and the Jiangs have also advanced funds to the Company for working capital purpose. The advances bear 0% interest rate and are due on demand. As of March 31, 2019, the outstanding advance balances in aggregate were $926,395.

8. RELATED PARTIES TRANSACTIONS

The related parties of the company with whom transactions are reported in these financial statements are as follows:

Name of entity or Individual	Relationship with the Company and its subsidiaries
BioLite Inc. (the "BioLite")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst Corporation (the "BioFirst")	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the BioFirst (Australia)")	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the "Rgene")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
LionGene Corporation (the "LionGene")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
YuanGene Corporation (the "YuanGene")	Controlling beneficiary shareholder of the Company
AsianGene Corporation (the "AsianGene")	Shareholder; entity controlled by controlling beneficiary shareholder of YuanGene
Eugene Jiang	Former President and Chairman
Keypoint Technology Ltd. (the "Keypoint')	The Chairman of Keypoint is Eugene Jiang's mother.
Yoshinobu Odaira (the "Odaira")	Director of the Company
Euro-Asia Investment & Finance Corp Ltd. (the "Euro-Asia")	Shareholder of the Company
Kimho Consultants Co., Ltd. (the "Kimho")	Shareholder of the Company
BioKey, Inc. (the "BioKey")	One of wholly-owned subsidiaries of ABVC upon closing of the Mergers on February 8, 2019

Other receivable - related parties

Amount due from related parties consisted of the following as of the periods indicated:

	December 31,	December 31,
	2018	2017
BioFirst (Australia)	$40,000	$-
Total	$40,000	$-

Due to related parties

Amount due to related parties consisted of the following as of the periods indicated:

	December 31,	December 31,
	2018	2017
BioLite Inc.	$58,684	$109,220
BioFirst Corporation	4,151,301	3,957,000
AsianGene Corporation	160,000	160,000
YuanGene Corporation	92,690	3,000
Eugene Jiang	100	100
Total	$4,462,775	$4,229,320

Related party transactions

(1)	During the years ended December 31, 2018 and 2017, BioLite has advanced funds to the Company for working capital purpose. The advances bear 0% interest rate and are due on demand. As of December 31,2018 and 2017, the outstanding advance balance was $58,684 and $109,2220, respectively.

(2)	On January 26, 2017, the Company and BioFirst entered into a loan agreement for a total commitment (non-secured indebtedness) of $950,000 to meet its working capital needs. Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to pay interest monthly to the lender. The loan will be matured on February 1, 2018. As of December 31, 2018 and 2017, the outstanding loan balance is $692,980 and $950,000, and accrued interest is $281 and $17,460, respectively. Interest expenses in connection with this loan were $104,331 and $103,460 for the years ended December 31, 2018 and 2017, respectively.

(3)	On July 24, 2017, BriVision entered into a collaborative agreement (the "BioFirst Collaborative Agreement") with BioFirst (See Note 4). On September 25, 2017, BioFirst has delivered all research, technical, data and development data to BriVision, and the Company has recorded the full amount of $3,000,000 due to BioFirst. No payment has been made by the Company as of the date of this propsectus.

(4)	During the years ended December 31, 2018 and 2017, BioFirst has also advanced funds to the Company for working capital purpose. The advances bear 0% interest rate and are due on demand. As of December 31,2018 and 2017, the outstanding advance balance was $458,321 and $7,000, respectively.

(5)	In September 2017, AsianGene entered an investment and equity transfer agreement (the "Investment and Equity Transfer Agreement") with Everfront Biotech Inc. (the "Everfront"), a third party. Pursuant to the Investment and Equity Transfer Agreement, Everfront agreed to purchase 2,000,000 common shares of the Company owned by AsianGene at $1.60 per share in a total amount of $3,200,000, of which $160,000 is due before September 15, 2017 and the remaining amount of $3,040,000 is due before December 15, 2017. AsianGene also agreed to loan the proceeds to the Company for working capital purpose. The non-secured loan bears 0% interest rate and is due on demand. As of December 31, 2018 and 2017, the outstanding loan balance was $160,000 and accrued interest was $12,866 and $0, respectively. Interest expenses in connection with this loan were $18,411 and $0 for the years ended December 31, 2018 and 2017, respectively.

(6)	As of December 31, 2018 and 2017, YuanGene Corporation has advanced an aggregate amount of $42,690 and $3,000, respectively, to the Company for working capital purpose. The advances bear 0% interest rate and are due on demand.

(7)	On January 18, 2018, the Company and YuanGene entered into a loan agreement for a total of $50,000 to meet its working capital needs. Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to pay interest monthly to the lender. The maturity date of this loan is January 19, 2019. As of December 31, 2018 and December 31, 2017, the outstanding loan balance was $50,000 and $0, and accrued interest was $5,721 and $0, respectively. Interest expenses in connection with this loan were $5,721 and $0 for the years ended December 31, 2018 and 2017, respectively.

(8)	As of December 31, 2018 and December 31, 2017, the Chairman, Eugene Jiang, of the Company has advanced an aggregate amount of $100 to the Company for working capital purpose. The advances bear 0% interest rate and are due on demand.

(9)	On June 27, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Keypoint Note") in the aggregate principal amount of $250,000 to Keypoint Technology Ltd. ("Keypoint") (See Note 7). The Company received $250,000 which bears interest at 8% per annum. Interest expense in connection with this Keypoint Note was $10,222 and $0 for the years ended December 31, 2018 and 2017, respectively.

(10)	On August 25, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Odaira Note") in the aggregate principal amount of $250,000 to Yoshinobu Odaira ("Odaira") (See Note 7). The Company received $250,000 on November 29, 2018 which bears interest at 8% per annum. Interest expense in connection with this Odaira Note was $1,778 and $0 for the years ended December 31, 2018 and 2017, respectively.

(11)	On January 1, 2017, Kimho Consultants Co., Ltd. and the Company entered into a service agreement (the "Kimho Agreement") for the maintenance of the listing in the U.S. stock exchange market. During the years ended December 31, 2018 and 2017, the Company recognized non-employee stock based compensation expenses of $0 and $90,000 in connection with the terms in the Kimho Agreement, respectively.

(12)	On January 1, 2017, Euro-Asia Investment & Finance Corp Ltd. and the Company entered into a service agreement (the "Euro-Asia Agreement") for the maintenance of the listing in the U.S. stock exchange market. During the years ended December 31, 2018 and 2017, the Company recognized non-employee stock based compensation expenses of $0 and $60,000 in connection with the terms in the Euro-Asia Agreement, respectively.

(13)	During the year ended December 31, 2017, the Company provided a one-time consulting service to LionGene Corporation for $70,000. Since both LionGene and the Company are related parties and under common control by a controlling beneficiary shareholder of YuanGene Corporation, the Company has recorded the full amount of $70,000 as additional paid-in capital during the year ended September 30, 2017.

(14)	During the year ended September 30, 2017, the Company entered an operating lease agreement with AsianGene for an office space in Taiwan for the period from October 1, 2016 to July 31, 2017. The monthly base rent is approximately $5,000. Rent expenses under this lease agreement amounted to $0 and $52,205 for the years ended December 31, 2018 and 2017, respectively.

(15)	On October 2, 2018, the Company and BioKey entered into an operating lease agreement for an office space in Fremont, California. The lease can be terminated one month in advance provided with written notice. The monthly base rent is $800. Rent expenses under this lease agreement amounted to $2,400 and $0 for the years ended December 31, 2018 and 2017, respectively.